INCOME TAXES - Additional information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2017
Operating loss carryforwards
Operating loss carryforwards with ultimate carry forward period		$ 35,193,226
Increase in valuation allowance	$ 8,168,552	2,184,631
Interest and penalties	$ 0	0
Minimum
Operating loss carryforwards
NOL and Credit carryforwards adjustment period	3 years
Maximum
Operating loss carryforwards
Operating loss carryforwards			$ 44,000,000
NOL and Credit carryforwards adjustment period	4 years
Federal
Operating loss carryforwards
Operating loss carryforwards		70,812,501
State
Operating loss carryforwards
Operating loss carryforwards		$ 43,017,282